Stock Based Compensation - Equity-Based Compensation Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 1,800,000	$ 0	$ 3,300,000	$ 0	$ 1,245,000
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					385,000
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					723,000
Service stock awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					$ 136,000